Loans and Allowance for Credit Losses (Narrative) (Detail)	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Close Watch [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day	90 days	90 days
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings	1-15
Commercial [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Loans contractually past due before becoming defaulted loans, period	1 month
Commercial [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Commercial [Member] | Normal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings	1-9
Commercial [Member] | Close Watch [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings	10-12
Commercial [Member] | Close Watch [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day	90 days
Commercial [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings	13-15
Residential [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	6 months
Loans contractually past due before becoming defaulted loans, period	6 months
Residential [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Card [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	1 month
MUAH [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	60 days
Krungsri [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	6 months
Krungsri [Member] | Special Mention [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date in month	1 month
Krungsri [Member] | Substandard or Doubtful or Doubtful of Loss [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date in month	3 months